[logo] PIONEER Investments(R)




August 3, 2009



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust II (the "Trust")
        (File Nos. 333-110037 and 811-21460)
        CIK No. 0001265389

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information relating to the offering of Class R shares of Pioneer Growth Opportunities Fund, a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 17 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on June 1, 2009 (Accession No. 0001265389-09-000025).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4575.

Very truly yours,



/s/ Peter Pizzi
-------------------------
    Peter Pizzi

cc:  Tobey R. Serkin, Esq.
     Christoper J. Kelley, Esq.




       "Member of the UniCredit Banking Group, register of banking groups"